Note 11. Lease Commitments (Detail) - Future Minimum Lease Payments (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 15,000
2013	383,000
2013	398,000
2014	15,000
2014	283,000
2014	298,000
2015	15,000
2015	206,000
2015	221,000
2016	15,000
2016	220,000
2016	205,000
2017	15,000
2017	127,000
2017	112,000
After 2017	525,000
After 2017	525,000
Total minimum lease payments	600,000
Total minimum lease payments	1,189,000
Total minimum lease payments	1,789,000
Less: Amounts representing interest	374,000
Present value of minimum payments	226,000
Less: Current portion of obligations under capital leases	2,000	1,000
Long-term portion of obligations under capital leases	$ 224,000	$ 227,000